Consolidated Statement of Cash Flows - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash Flows from Operating Activities
Research and development incentives received		$ 2,919,541	$ 7,482,764
Receipts from customers	$ 270,975	394,815	4,883,858
Payments to suppliers and employees	(21,982,297)	(10,126,660)	(14,933,981)
Interest and bank fees paid	(44,165)	(726,420)	(1,335,834)
Net cash (used) by Operating Activities	(21,755,487)	(7,538,724)	(3,903,193)
Cash Flows from Investing Activities
Interest received	12,516	4,094	58,369
Payments for other financial assets		(118,466)	(52,174)
Proceeds from disposal of other financial assets	435,640		550,000
Payments for purchases of property, plant and equipment	(1,544)	(1,468)	(7,704)
Proceeds from sales of property, plant and equipment	175,091	35,634	264,370
Net cash out flow from disposal of subsidiaries			(1,007,992)
Net cash provided/(used) by Investing Activities	621,703	(80,206)	(195,131)
Cash Flows from Financing Activities
Repayment of borrowings		(11,087,139)	(7,460,180)
Payments for transaction costs			(281,668)
Principal elements of lease payments	(174,218)	(779,807)	(826,942)
Proceeds from share issues	32,890,463	43,836,131	3,260,000
Payments for share issue costs	(5,720,623)	(415,479)	(48,228)
Net cash provided by Financing Activities	26,995,622	31,553,706	(5,357,018)
Net Increase in Cash and Cash Equivalents	5,861,838	23,934,776	(9,455,342)
Cash and cash equivalents at the beginning of the financial year	28,499,449	4,577,747	13,985,477
Effects of exchange rate changes on the balance of cash held in foreign currencies	(796,430)	(13,074)	47,612
Cash and Cash Equivalents at the End of the Year	$ 33,564,857	$ 28,499,449	$ 4,577,747